CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2023
CONCENTRATIONS
Schedule of revenue and accounts receivable concentrations
	Revenues		Accounts Receivable
Customer	2023	2022	12/31/2023	12/31/2022
Customer A	88%	*	*	*
Customer B	*	*	87%	*
Customer C	*	48%	*	*
Customer D	*	38%	10%	*
Customer E	*	12%	*	*

* = Less than 10%